ACCOUNTING POLICIES (Employee liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred compensation share-based arrangements, liability	$ 43.0	$ 30.8
Stock granted, value	$ 42.2	$ 30.3
Incentive Retention Program | Capital Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Redemption, period (years)	10 years
Early redemption, period (years)	7 years